UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Value Partners, LLC

Address:    655 Third Avenue, 11th Floor
            New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles H. Witmer
Title:      Managing Member
Phone:      (212) 812-3080

Signature, Place and Date of Signing:


/s/ Charles H. Witmer             New York, New York       November 10, 2011
----------------------            ------------------       -----------------
     [Signature]                  [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:  $57,373
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-10559               Eagle Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                          VALUE     SHRS OR SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION     MNGRS    SOLE      SHARED NONE
--------------               --------------    -----      -------   ------- --- ----   ----------     -----    ----      ------ ----
ABITIBIBOWATER INC               COM NEW      003687209  1,149       76,602 SH         SHARED-DEFINED  1        76,602
BLACK DIAMOND INC                  COM        09202G101    416       63,846 SH         SHARED-DEFINED  1        63,846
CALPINE CORP                     COM NEW      131347304  5,163      366,700 SH         SHARED-DEFINED  1       366,700
CAPITAL ONE FINL CORP              COM        14040H105    357        9,000 SH         SHARED-DEFINED  1         9,000
COLLECTIVE BRANDS INC              COM        19421W100  2,652      204,600 SH         SHARED-DEFINED  1       204,600
COMPASS MINERALS INTL INC          COM        20451N101  3,790       56,761 SH         SHARED-DEFINED  1        56,761
GENTIUM S P A                 SPONSORED ADR   37250B104    365       59,761 SH         SHARED-DEFINED  1        59,761
GLOBE SPECIALTY METALS INC         COM        37954N206  5,415      372,928 SH         SHARED-DEFINED  1       372,928
INNOPHOS HOLDINGS INC              COM        45774N108  4,685      117,479 SH         SHARED-DEFINED  1       117,479
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105  8,367      372,874 SH         SHARED-DEFINED  1       372,874
PACKAGING CORP AMER                COM        695156109  5,192      222,821 SH         SHARED-DEFINED  1       222,821
ROCK-TENN CO                      CL A        772739207  2,334       47,940 SH         SHARED-DEFINED  1        47,940
ROCKWOOD HLDGS INC                 COM        774415103  6,341      188,217 SH         SHARED-DEFINED  1       188,217
SEACOAST BKG CORP FLA              COM        811707306  1,146      779,803 SH         SHARED-DEFINED  1       779,803
SIX FLAGS ENTMT CORP NEW           COM        83001A102  8,000      288,588 SH         SHARED-DEFINED  1       288,588
SPANSION INC                  COM CL A NEW    84649R200  2,002      163,800 SH         SHARED-DEFINED  1       163,800

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